INCOME TAXES - Non-capital Losses (Details) $ in Millions	Mar. 31, 2023 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	$ 204.2
Recognized	380.5
2024-2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	31.4
Recognized	18.4
2029-2043
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	26.8
Recognized	149.9
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	146.0
Recognized	$ 212.2